SPDR® Series Trust

One Lincoln Street

Boston, MA 02111

July 12, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	SPDR Series Trust (the “Registrant”)

File Nos. 333-57793 and 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from the documents contained in Post-Effective Amendment No. 102 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on July 8, 2013 (Accession # 0001193125-13-284923).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3967.

Sincerely,

/s/ Mark E. Tuttle
Mark E. Tuttle
Assistant Secretary

cc:	W. John McGuire, Esq.